Current and Long-Term Debt - DVB 2017 credit facility (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt outstanding			$ 2,767,193,000	$ 1,882,681,000
DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 81,400,000.0
Periodic borrowing payment amount		$ 1,500,000
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 677,300,000
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		140.00%
Drawdowns	$ 81,400,000
Debt outstanding			$ 78,400,000
DVB 2017 Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.75%
Vessels [member] | DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel			4
EBITDA To Interest Expense Ratio - Period One [Member] | DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum		1.50
EBITDA To Interest Expense Ratio - Period Two [Member] | DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum		2.50
Consolidated Liquidity Requirement - Scenario One [Member] | DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		$ 500,000